Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2020	May 31, 2019	May 31, 2020	May 31, 2019	Aug. 31, 2019	Aug. 31, 2018
OPERATING EXPENSES
General and administrative	$ 382,543	$ 402,803	$ 1,225,952	$ 666,226	$ 952,334	$ 508,278
Professional fees	303,524	354,038	785,133	731,277	1,164,695	585,069
Research and development	265,204	184,204	1,646,920	858,224	1,091,992	1,249,854
Depreciation	124	243	372	383	510	282
Depreciation					510	290
Total Operating Expenses	951,395	941,288	3,658,377	2,256,110	3,209,531	2,343,491
Loss from Operations	(951,395)	(941,288)	(3,658,377)	(2,256,110)	(3,209,531)	(2,343,491)
OTHER INCOME (EXPENSE)
Other income	204	32,439	1,198	32,439	31,256
Change in fair value of derivative liabilities	0	563,966	29,501	897,096	1,006,099
Total other income	204	596,405	30,699	929,535	1,037,355
Provision for income taxes		0	0	0
NET LOSS	(951,191)	(344,883)	(3,627,678)	(1,326,575)	(2,172,176)	(2,343,491)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustments	34,547	771	60,310	2,053	2,474	(12,937)
Total Other Comprehensive Income (Loss)	34,547	771	60,310	2,053	2,474	(12,937)
TOTAL COMPREHENSIVE LOSS	$ (916,644)	$ (344,112)	$ (3,567,368)	$ (1,324,522)	$ (2,169,702)	$ (2,356,428)
Basic and Diluted Loss per Common Share (in dollars per share)	$ (0.27)	$ (0.17)	$ (1.06)	$ (0.70)
Basic and Diluted Weighted Average Common Shares Outstanding (in shares)	3,466,385	2,058,929	3,418,148	1,898,263
Basic Loss per Common Share (in dollars per share)					$ (1.00)	$ (1.84)
Diluted Loss per Common Share (in dollars per share)					$ (1.46)	$ (1.84)
Basic Weighted Average Common Shares Outstanding (in shares)					2,172,465	1,277,527
Diluted Weighted Average Common Shares Outstanding (in shares)					2,172,465	1,277,527